Taxation - Additional Information (Detail) - GBP (£)			12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Disclosure Of Income Tax Expense [Line Items]
Approximate percentage of provision under tax authority examination			85.00%
Provision for tax uncertainties included in current tax liabilities			£ 252,000,000	£ 240,000,000
Downside tax sensitivity			556,000,000
Unused tax losses for which no deferred tax asset recognised			4,200,000,000	4,100,000,000
Undistributed earnings			3,919,000,000	1,366,000,000	£ 2,426,000,000	£ (650,000,000)
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised			16,900,000,000	16,900,000,000
Additional tax that would be incurred if earnings were to be repatriated			18,200,000	23,000,000
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Deferred tax liability			0
Undistributed earnings			2,500,000,000	£ 2,400,000,000
European Union [Member]
Disclosure Of Income Tax Expense [Line Items]
Undistributed earnings			970,000,000
Additional income tax			27,500,000
Events After Reporting Period [Member]
Disclosure Of Income Tax Expense [Line Items]
Corporation tax	17.00%	19.00%
EE [Member]
Disclosure Of Income Tax Expense [Line Items]
Downside tax sensitivity			£ 474,000,000